RETIREMENT BENEFITS - Health Care Cost-Trend Rate (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
U.S. Postretirement Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Health care cost increase following year (as a percent)	7.00%	7.50%
Ultimate rate to which cost increase is assumed to decline (as a percent)	5.00%	5.00%
Year in which the ultimate rate is reached	2020	2020
Non-U.S. Postretirement Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Health care cost increase following year (as a percent)	6.87%	6.94%
Ultimate rate to which cost increase is assumed to decline (as a percent)	6.86%	6.93%
Non-U.S. Postretirement Benefit Plans | Minimum
Defined Benefit Plans and Other Postretirement Benefit Plans
Year in which the ultimate rate is reached	2016	2015
Non-U.S. Postretirement Benefit Plans | Maximum
Defined Benefit Plans and Other Postretirement Benefit Plans
Year in which the ultimate rate is reached	2029	2027